UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-4410
                                                      --------

                           Oppenheimer Discovery Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 09/30/2007
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

TOP HOLDINGS AND ALLOCATIONS
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--------------------------------------------------------------------------------
TOP TEN COMMON STOCK INDUSTRIES
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Software                                                                   10.6%
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Semiconductors & Semiconductor Equipment                                    7.6
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Commercial Services & Supplies                                              7.4
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Internet Software & Services                                                6.1
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Health Care Equipment & Supplies                                            5.9
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Hotels, Restaurants & Leisure                                               4.9
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Energy Equipment & Services                                                 4.7
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Machinery                                                                   4.4
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Health Care Providers & Services                                            4.3
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Life Sciences Tools & Services                                              3.9

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on net assets.

TOP TEN COMMON STOCK HOLDINGS
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Oceaneering International, Inc.                                             1.6%
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Geo Group, Inc. (The)                                                       1.5
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Chipotle Mexican Grill, Inc., Cl. A                                         1.5
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Concur Technologies, Inc.                                                   1.4
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IDEXX Laboratories, Inc.                                                    1.4
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Bucyrus International, Inc., Cl. A                                          1.4
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Core Laboratories NV                                                        1.4
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FTI Consulting, Inc.                                                        1.4
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ICON plc, Sponsored ADR                                                     1.4
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Chattem, Inc.                                                               1.4

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
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                         8 | OPPENHEIMER DISCOVERY FUND

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SECTOR ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Information Technology                        31.8%
   Software                                   10.9
   Semiconductors & Semiconductor Equipment    7.8
   Internet Software & Services                6.3
   Electronic Equipment & Instruments          3.0
   IT Services                                 1.8
   Communications Equipment                    1.8
   Computers & Peripherals                     0.2
Health Care                                   19.1
Industrials                                   16.5
Consumer Discretionary                        14.6
Energy                                         7.2
Financials                                     3.6
Telecommunication Services                     3.0
Consumer Staples                               2.2
Materials                                      2.0

Portfolio holdings and allocations are subject to change. Percentages are as of September 30, 2007, and are based on the total market value of common stocks.

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                         9 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED SEPTEMBER 30, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. For the 12-month period ending September 30, 2007, Oppenheimer Discovery Fund's Class A shares (without sales charge) produced total returns that outperformed its benchmark, the Russell 2000 Growth Index, and its peer group, the Lipper Small-Cap Growth category. A favorable market environment for higher-quality small-cap growth stocks benefited the Fund's performance; however, strong security selection served as the primary driver for the Fund's outperformance versus its benchmark.

      In terms of market sectors, the best-performing sectors, on a relative basis, were technology, consumer discretionary and energy while the weakest performing sectors were consumer staples and basic materials.

      Regardless of the broader market environment, we follow a consistent investment strategy. We focus on higher-quality small-cap growth companies that exhibit leadership within their market sector. Specifically, by employing a disciplined, research driven stock selection process combined with a risk control strategy, we seek to uncover little known companies with a competitive edge within their marketplace. We target those we believe offer innovative products or services, fast growing earnings, sustainable growth rates and accomplished management teams.

      Given our investment approach, we made a few adjustments to the Fund's sector weightings. For example, we increased our position within the technology, consumer discretionary and energy sectors given the compelling fundamental prospects we were uncovering in these areas. By contrast, we decreased our exposure to financials and healthcare stocks.

      The Fund's best relative gains were achieved by holdings within the technology, consumer discretionary and energy sectors. Within the technology sector, top contributors included aQuantive, Inc. and Concur Technologies, Inc. aQuantive, a leader in digital marketing and technologies, benefited as demand for online advertising grew. In addition, Microsoft Corp. acquired aQuantive, a transaction which proved lucrative for aQuantive shareholders. Concur Technologies, which offers corporate expense management software that automates and streamlines the process for submitting and approving employee travel and expense reports, rapidly advanced as customers flocked to this new technology.

      Within the consumer discretionary space, the best performing security was Crocs, Inc., a designer, manufacturer and retailer of footwear. Driven by immense global demand for its product, the company reported very strong earnings growth, causing its stock to outperform.


                         10 | OPPENHEIMER DISCOVERY FUND

Also contributing to the Fund's performance was Chipotle Mexican Grill, Inc., an operator of more than 600 quick and casual Mexican eateries located in almost 30 states. Given the company's immense popularity, sales growth accelerated. Consumers have embraced the company's fresh, quality-oriented menu, driving rapid sales and earnings growth.

      Top contributors within the energy sector included Oceaneering International, Inc. and Carrizo Oil & Gas, Inc. Oceaneering International, a provider of products and services for the offshore oil and gas industry, advanced as a result of its focus on deepwater applications. As global demand for oil grows, more energy companies are drilling in difficult to reach places such as the bottom of the sea. This in turn has benefited oil service companies, like Oceaneering, that specialize in designing products to work in harsh environments. Carrizo Oil & Gas, an exploration and production company, generated rapid organic growth in natural gas production, which when combined with the favorable pricing environment, led the company to outperform.

      The Fund also benefited from the strong absolute performance generated by individual stocks in other market sectors. One such contributor was BE Aerospace, Inc., a top manufacturer of interior cabin products for commercial aircraft. The company's stock advanced due to multiple upward revisions to growth projections, driven by a substantial increase in product orders.

      On a relative basis, the Fund's weakest performing sectors were consumer staples and basic materials. Within the consumer staples sector, disappointing stock selection served as the primary source of underperformance. A significant detractor was Herbalife Ltd., a company that sells weight-management, nutritional and personal care products. The company underperformed as a result of regulatory issues with one of its distributors. Another performance detractor was convenience store operator, Pantry, Inc. Due to a difficult oil refining environment Pantry's profits were squeezed, causing its stock price to decline. We exited our positions in both stocks.

      Also detracting from Fund performance was our underweighted position in the basic materials sector, which proved to be the best performing sector on an absolute basis. We maintained an underweighted position in basic materials because of an ongoing scarcity of quality growth stocks in this sector of the market.

      Lastly, in terms of individual detractors, our position in medical device firm, LifeCell Corp. (which we exited) hurt results. The company's stock declined over the period as customers reported excess inventory of LifeCell's products, causing an earnings shortfall.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2007. In the case of Class A, Class B, Class C and Class Y shares,


                         11 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

performance is measured over a ten fiscal year period. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Russell 2000 Growth Index, the Russell 2000 Index and the Standard & Poor's (S&P) 500 Index. The Russell 2000 Growth Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on the New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of small-capitalization growth stocks. The Russell 2000 Index is a capitalization-weighted index of 2,000 U.S. issuers whose common stocks are traded on the New York and American Stock Exchanges and NASDAQ, and is widely recognized as a measure of the performance of small-cap stocks. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in either index.


                         12 | OPPENHEIMER DISCOVERY FUND

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Discovery Fund (Class A)
   Russell 2000 Growth Index
   Russell 2000 Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Discovery   Russell 2000   Russell 2000
                Fund (Class A)       Growth Index       Index      S&P 500 Index

09/30/1997          $ 9,425             $10,000        $10,000        $10,000
12/31/1997          $ 8,953             $ 9,180        $ 9,665        $10,287
03/31/1998          $ 9,953             $10,271        $10,637        $11,721
06/30/1998          $ 9,500             $ 9,681        $10,141        $12,110
09/30/1998          $ 7,466             $ 7,517        $ 8,098        $10,908
12/31/1998          $ 8,774             $ 9,293        $ 9,419        $13,229
03/31/1999          $ 7,821             $ 9,137        $ 8,908        $13,888
06/30/1999          $ 8,557             $10,484        $10,294        $14,865
09/30/1999          $ 8,331             $ 9,969        $ 9,643        $13,939
12/31/1999          $13,277             $13,298        $11,421        $16,012
03/31/2000          $15,268             $14,532        $12,230        $16,378
06/30/2000          $13,295             $13,461        $11,768        $15,943
09/30/2000          $13,509             $12,926        $11,898        $15,789
12/31/2000          $11,516             $10,315        $11,076        $14,554
03/31/2001          $ 9,309             $ 8,747        $10,356        $12,830
06/30/2001          $11,138             $10,319        $11,835        $13,580
09/30/2001          $ 8,509             $ 7,422        $ 9,375        $11,588
12/31/2001          $10,181             $ 9,363        $11,352        $12,826
03/31/2002          $10,114             $ 9,180        $11,804        $12,861
06/30/2002          $ 8,594             $ 7,739        $10,818        $11,139
09/30/2002          $ 7,264             $ 6,074        $ 8,503        $ 9,216
12/31/2002          $ 7,727             $ 6,530        $ 9,026        $ 9,992
03/31/2003          $ 7,377             $ 6,277        $ 8,621        $ 9,678
06/30/2003          $ 8,957             $ 7,792        $10,640        $11,167
09/30/2003          $ 9,983             $ 8,608        $11,606        $11,462
12/31/2003          $10,739             $ 9,700        $13,292        $12,857
03/31/2004          $11,133             $10,241        $14,124        $13,074
06/30/2004          $11,009             $10,251        $14,191        $13,299
09/30/2004          $10,009             $ 9,634        $13,785        $13,051
12/31/2004          $11,166             $11,087        $15,729        $14,255
03/31/2005          $10,544             $10,331        $14,888        $13,949
06/30/2005          $10,757             $10,690        $15,531        $14,140
09/30/2005          $11,310             $11,365        $16,260        $14,649
12/31/2005          $11,316             $11,548        $16,444        $14,954
03/31/2006          $12,777             $13,206        $18,736        $15,583
06/30/2006          $11,920             $12,249        $17,795        $15,359
09/30/2006          $11,166             $12,034        $17,873        $16,228
12/31/2006          $11,863             $13,089        $19,465        $17,314
03/31/2007          $12,337             $13,413        $19,843        $17,426
06/30/2007          $13,579             $14,310        $20,720        $18,519
09/30/2007          $14,750             $14,312        $20,079        $18,894

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year  24.50%    5-Year  13.86%    10-Year  3.96%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                         13 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Discovery Fund (Class B)
   Russell 2000 Growth Index
   Russell 2000 Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Discovery   Russell 2000   Russell 2000
                Fund (Class B)       Growth Index       Index      S&P 500 Index

09/30/1997          $10,000             $10,000        $10,000        $10,000
12/31/1997          $ 9,482             $ 9,180        $ 9,665        $10,287
03/31/1998          $10,521             $10,271        $10,637        $11,721
06/30/1998          $10,024             $ 9,681        $10,141        $12,110
09/30/1998          $ 7,863             $ 7,517        $ 8,098        $10,908
12/31/1998          $ 9,222             $ 9,293        $ 9,419        $13,229
03/31/1999          $ 8,204             $ 9,137        $ 8,908        $13,888
06/30/1999          $ 8,960             $10,484        $10,294        $14,865
09/30/1999          $ 8,707             $ 9,969        $ 9,643        $13,939
12/31/1999          $13,850             $13,298        $11,421        $16,012
03/31/2000          $15,899             $14,532        $12,230        $16,378
06/30/2000          $13,818             $13,461        $11,768        $15,943
09/30/2000          $14,014             $12,926        $11,898        $15,789
12/31/2000          $11,925             $10,315        $11,076        $14,554
03/31/2001          $ 9,621             $ 8,747        $10,356        $12,830
06/30/2001          $11,490             $10,319        $11,835        $13,580
09/30/2001          $ 8,761             $ 7,422        $ 9,375        $11,588
12/31/2001          $10,461             $ 9,363        $11,352        $12,826
03/31/2002          $10,374             $ 9,180        $11,804        $12,861
06/30/2002          $ 8,798             $ 7,739        $10,818        $11,139
09/30/2002          $ 7,423             $ 6,074        $ 8,503        $ 9,216
12/31/2002          $ 7,878             $ 6,530        $ 9,026        $ 9,992
03/31/2003          $ 7,513             $ 6,277        $ 8,621        $ 9,678
06/30/2003          $ 9,100             $ 7,792        $10,640        $11,167
09/30/2003          $10,132             $ 8,608        $11,606        $11,462
12/31/2003          $10,899             $ 9,700        $13,292        $12,857
03/31/2004          $11,299             $10,241        $14,124        $13,074
06/30/2004          $11,174             $10,251        $14,191        $13,299
09/30/2004          $10,158             $ 9,634        $13,785        $13,051
12/31/2004          $11,333             $11,087        $15,729        $14,255
03/31/2005          $10,701             $10,331        $14,888        $13,949
06/30/2005          $10,918             $10,690        $15,531        $14,140
09/30/2005          $11,479             $11,365        $16,260        $14,649
12/31/2005          $11,484             $11,548        $16,444        $14,954
03/31/2006          $12,967             $13,206        $18,736        $15,583
06/30/2006          $12,098             $12,249        $17,795        $15,359
09/30/2006          $11,333             $12,034        $17,873        $16,228
12/31/2006          $12,040             $13,089        $19,465        $17,314
03/31/2007          $12,521             $13,413        $19,843        $17,426
06/30/2007          $13,782             $14,310        $20,720        $18,519
09/30/2007          $14,969             $14,312        $20,079        $18,894

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year  26.05%    5-Year  14.06%    10-Year  4.12%


                         14 | OPPENHEIMER DISCOVERY FUND

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Discovery Fund (Class C)
   Russell 2000 Growth Index
   Russell 2000 Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Discovery   Russell 2000   Russell 2000
                Fund (Class C)       Growth Index       Index      S&P 500 Index

09/30/1997          $10,000             $10,000        $10,000        $10,000
12/31/1997          $ 9,483             $ 9,180        $ 9,665        $10,287
03/31/1998          $10,524             $10,271        $10,637        $11,721
06/30/1998          $10,025             $ 9,681        $10,141        $12,110
09/30/1998          $ 7,866             $ 7,517        $ 8,098        $10,908
12/31/1998          $ 9,223             $ 9,293        $ 9,419        $13,229
03/31/1999          $ 8,208             $ 9,137        $ 8,908        $13,888
06/30/1999          $ 8,963             $10,484        $10,294        $14,865
09/30/1999          $ 8,709             $ 9,969        $ 9,643        $13,939
12/31/1999          $13,851             $13,298        $11,421        $16,012
03/31/2000          $15,901             $14,532        $12,230        $16,378
06/30/2000          $13,822             $13,461        $11,768        $15,943
09/30/2000          $14,017             $12,926        $11,898        $15,789
12/31/2000          $11,927             $10,315        $11,076        $14,554
03/31/2001          $ 9,622             $ 8,747        $10,356        $12,830
06/30/2001          $11,493             $10,319        $11,835        $13,580
09/30/2001          $ 8,765             $ 7,422        $ 9,375        $11,588
12/31/2001          $10,465             $ 9,363        $11,352        $12,826
03/31/2002          $10,374             $ 9,180        $11,804        $12,861
06/30/2002          $ 8,799             $ 7,739        $10,818        $11,139
09/30/2002          $ 7,424             $ 6,074        $ 8,503        $ 9,216
12/31/2002          $ 7,880             $ 6,530        $ 9,026        $ 9,992
03/31/2003          $ 7,514             $ 6,277        $ 8,621        $ 9,678
06/30/2003          $ 9,103             $ 7,792        $10,640        $11,167
09/30/2003          $10,126             $ 8,608        $11,606        $11,462
12/31/2003          $10,873             $ 9,700        $13,292        $12,857
03/31/2004          $11,248             $10,241        $14,124        $13,074
06/30/2004          $11,099             $10,251        $14,191        $13,299
09/30/2004          $10,073             $ 9,634        $13,785        $13,051
12/31/2004          $11,214             $11,087        $15,729        $14,255
03/31/2005          $10,566             $10,331        $14,888        $13,949
06/30/2005          $10,758             $10,690        $15,531        $14,140
09/30/2005          $11,290             $11,365        $16,260        $14,649
12/31/2005          $11,271             $11,548        $16,444        $14,954
03/31/2006          $12,702             $13,206        $18,736        $15,583
06/30/2006          $11,826             $12,249        $17,795        $15,359
09/30/2006          $11,059             $12,034        $17,873        $16,228
12/31/2006          $11,724             $13,089        $19,465        $17,314
03/31/2007          $12,167             $13,413        $19,843        $17,426
06/30/2007          $13,365             $14,310        $20,720        $18,519
09/30/2007          $14,484             $14,312        $20,079        $18,894

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year  29.96%    5-Year  14.30%    10-Year  3.77%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                         15 | OPPENHEIMER DISCOVERY FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS N SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Discovery Fund (Class N)
   Russell 2000 Growth Index
   Russell 2000 Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Discovery   Russell 2000   Russell 2000
                Fund (Class N)       Growth Index       Index      S&P 500 Index

03/01/2001          $10,000             $10,000        $10,000        $10,000
03/31/2001          $ 9,248             $ 9,091        $ 9,511        $ 9,367
06/30/2001          $11,059             $10,725        $10,870        $ 9,915
09/30/2001          $ 8,440             $ 7,713        $ 8,610        $ 8,460
12/31/2001          $10,092             $ 9,731        $10,426        $ 9,364
03/31/2002          $10,018             $ 9,541        $10,841        $ 9,390
06/30/2002          $ 8,507             $ 8,043        $ 9,935        $ 8,132
09/30/2002          $ 7,187             $ 6,312        $ 7,809        $ 6,728
12/31/2002          $ 7,635             $ 6,787        $ 8,290        $ 7,295
03/31/2003          $ 7,290             $ 6,523        $ 7,918        $ 7,065
06/30/2003          $ 8,842             $ 8,099        $ 9,772        $ 8,153
09/30/2003          $ 9,852             $ 8,946        $10,659        $ 8,368
12/31/2003          $10,588             $10,081        $12,207        $ 9,387
03/31/2004          $10,969             $10,644        $12,972        $ 9,545
06/30/2004          $10,839             $10,653        $13,033        $ 9,710
09/30/2004          $ 9,847             $10,013        $12,661        $ 9,528
12/31/2004          $10,977             $11,523        $14,445        $10,407
03/31/2005          $10,358             $10,737        $13,674        $10,184
06/30/2005          $10,560             $11,110        $14,264        $10,323
09/30/2005          $11,094             $11,812        $14,933        $10,695
12/31/2005          $11,092             $12,002        $15,103        $10,918
03/31/2006          $12,516             $13,725        $17,208        $11,377
06/30/2006          $11,667             $12,730        $16,343        $11,213
09/30/2006          $10,923             $12,507        $16,415        $11,848
12/31/2006          $11,598             $13,603        $17,877        $12,641
03/31/2007          $12,051             $13,940        $18,225        $12,722
06/30/2007          $13,252             $14,872        $19,029        $13,520
09/30/2007          $14,380             $14,875        $18,441        $13,795

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES WITH SALES CHARGE OF THE FUND AT 9/30/07
1-Year  30.65%    5-Year  14.88%    Since Inception (3/1/01)  5.68%


                         16 | OPPENHEIMER DISCOVERY FUND

CLASS Y SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Discovery Fund (Class Y)
   Russell 2000 Growth Index
   Russell 2000 Index
   S&P 500 Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             Oppenheimer Discovery   Russell 2000   Russell 2000
                Fund (Class Y)       Growth Index       Index      S&P 500 Index

09/30/1997          $10,000             $10,000        $10,000        $10,000
12/31/1997          $ 9,509             $ 9,180        $ 9,665        $10,287
03/31/1998          $10,582             $10,271        $10,637        $11,721
06/30/1998          $10,108             $ 9,681        $10,141        $12,110
09/30/1998          $ 7,953             $ 7,517        $ 8,098        $10,908
12/31/1998          $ 9,345             $ 9,293        $ 9,419        $13,229
03/31/1999          $ 8,334             $ 9,137        $ 8,908        $13,888
06/30/1999          $ 9,122             $10,484        $10,294        $14,865
09/30/1999          $ 8,893             $ 9,969        $ 9,643        $13,939
12/31/1999          $14,177             $13,298        $11,421        $16,012
03/31/2000          $16,314             $14,532        $12,230        $16,378
06/30/2000          $14,224             $13,461        $11,768        $15,943
09/30/2000          $14,466             $12,926        $11,898        $15,789
12/31/2000          $12,329             $10,315        $11,076        $14,554
03/31/2001          $ 9,973             $ 8,747        $10,356        $12,830
06/30/2001          $11,944             $10,319        $11,835        $13,580
09/30/2001          $ 9,132             $ 7,422        $ 9,375        $11,588
12/31/2001          $10,933             $ 9,363        $11,352        $12,826
03/31/2002          $10,871             $ 9,180        $11,804        $12,861
06/30/2002          $ 9,244             $ 7,739        $10,818        $11,139
09/30/2002          $ 7,819             $ 6,074        $ 8,503        $ 9,216
12/31/2002          $ 8,325             $ 6,530        $ 9,026        $ 9,992
03/31/2003          $ 7,954             $ 6,277        $ 8,621        $ 9,678
06/30/2003          $ 9,659             $ 7,792        $10,640        $11,167
09/30/2003          $10,774             $ 8,608        $11,606        $11,462
12/31/2003          $11,600             $ 9,700        $13,292        $12,857
03/31/2004          $12,036             $10,241        $14,124        $13,074
06/30/2004          $11,912             $10,251        $14,191        $13,299
09/30/2004          $10,839             $ 9,634        $13,785        $13,051
12/31/2004          $12,103             $11,087        $15,729        $14,255
03/31/2005          $11,436             $10,331        $14,888        $13,949
06/30/2005          $11,675             $10,690        $15,531        $14,140
09/30/2005          $12,283             $11,365        $16,260        $14,649
12/31/2005          $12,296             $11,548        $16,444        $14,954
03/31/2006          $13,891             $13,206        $18,736        $15,583
06/30/2006          $12,966             $12,249        $17,795        $15,359
09/30/2006          $12,154             $12,034        $17,873        $16,228
12/31/2006          $12,920             $13,089        $19,465        $17,314
03/31/2007          $13,436             $13,413        $19,843        $17,426
06/30/2007          $14,802             $14,310        $20,720        $18,519
09/30/2007          $16,086             $14,312        $20,079        $18,894

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 9/30/07
1-Year  32.35%    5-Year  15.52%    10-Year  4.87%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE FOR CLASS Y SHARES. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B SHARES USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 18 FOR FURTHER INFORMATION.


                         17 | OPPENHEIMER DISCOVERY FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 4/4/94. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 10/2/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.


                         18 | OPPENHEIMER DISCOVERY FUND

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                         19 | OPPENHEIMER DISCOVERY FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 30, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore,


                         20 | OPPENHEIMER DISCOVERY FUND
the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                   BEGINNING   ENDING      EXPENSES
                                   ACCOUNT     ACCOUNT     PAID DURING
                                   VALUE       VALUE       6 MONTHS ENDED
                                   (4/1/07)    (9/30/07)   SEPTEMBER 30, 2007
--------------------------------------------------------------------------------
Class A Actual                     $1,000.00   $1,195.60   $ 6.90
--------------------------------------------------------------------------------
Class A Hypothetical                1,000.00    1,018.80     6.35
--------------------------------------------------------------------------------
Class B Actual                      1,000.00    1,190.90    10.98
--------------------------------------------------------------------------------
Class B Hypothetical                1,000.00    1,015.09    10.10
--------------------------------------------------------------------------------
Class C Actual                      1,000.00    1,190.40    11.59
--------------------------------------------------------------------------------
Class C Hypothetical                1,000.00    1,014.54    10.66
--------------------------------------------------------------------------------
Class N Actual                      1,000.00    1,193.30     8.72
--------------------------------------------------------------------------------
Class N Hypothetical                1,000.00    1,017.15     8.02
--------------------------------------------------------------------------------
Class Y Actual                      1,000.00    1,197.10     5.19
--------------------------------------------------------------------------------
Class Y Hypothetical                1,000.00    1,020.36     4.77

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended September 30, 2007 are as follows:

CLASS     EXPENSE RATIOS
------------------------
Class A        1.25%
------------------------
Class B        1.99
------------------------
Class C        2.10
------------------------
Class N        1.58
------------------------
Class Y        0.94

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                         21 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  September 30, 2007
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--97.3%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--14.3%
--------------------------------------------------------------------------------
DISTRIBUTORS--1.0%
LKQ Corp. 1                                            209,844   $    7,304,670
--------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--2.2%
Capella Education Co. 1                                 76,000        4,249,160
--------------------------------------------------------------------------------
New Oriental Education
& Technology Group,
Inc., Sponsored ADR 1                                   99,500        6,622,720
--------------------------------------------------------------------------------
Strayer Education, Inc.                                 33,200        5,598,516
                                                                 ---------------
                                                                     16,470,396

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--4.9%
Bally
Technologies, Inc. 1                                   109,000        3,861,870
--------------------------------------------------------------------------------
Chipotle Mexican
Grill, Inc., Cl. A 1                                    94,400       11,151,472
--------------------------------------------------------------------------------
Gaylord Entertainment
Co., Cl. A 1                                            74,857        3,983,890
--------------------------------------------------------------------------------
Life Time Fitness, Inc. 1                               97,300        5,968,382
--------------------------------------------------------------------------------
Orient-Express
Hotel Ltd.                                             110,440        5,662,259
--------------------------------------------------------------------------------
WMS Industries, Inc. 1                                 176,100        5,828,910
                                                                 ---------------
                                                                     36,456,783

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.9%
Smith & Wesson
Holding Corp. 1                                        348,500        6,652,865
--------------------------------------------------------------------------------
MEDIA--1.0%
Focus Media
Holding Ltd., ADR 1                                    131,800        7,647,036
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.0%
Guess?, Inc.                                           135,800        6,658,274
--------------------------------------------------------------------------------
Zumiez, Inc. 1                                         186,600        8,279,442
                                                                 ---------------
                                                                     14,937,716

--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--2.3%
Crocs, Inc. 1                                          112,856        7,589,566
--------------------------------------------------------------------------------
Phillips/Van
Heusen Corp.                                           104,300        5,473,664
--------------------------------------------------------------------------------
Volcom, Inc. 1                                          97,859        4,160,965
                                                                 ---------------
                                                                     17,224,195

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
CONSUMER STAPLES--2.1%
--------------------------------------------------------------------------------
BEVERAGES--0.7%
Central European
Distribution Corp. 1                                   114,800   $    5,500,068
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--1.4%
Chattem, Inc. 1                                        146,500       10,331,180
--------------------------------------------------------------------------------
ENERGY--7.0%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--4.7%
Core Laboratories NV 1                                  82,300       10,484,197
--------------------------------------------------------------------------------
Geokinetics, Inc. 1                                    126,800        2,960,780
--------------------------------------------------------------------------------
NATCO Group, Inc.,
Cl. A 1                                                 90,300        4,673,025
--------------------------------------------------------------------------------
Oceaneering
International, Inc. 1                                  158,500       12,014,300
--------------------------------------------------------------------------------
W-H Energy
Services, Inc. 1                                        73,800        5,442,750
                                                                 ---------------
                                                                     35,575,052

--------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.3%
Arena Resources, Inc. 1                                109,500        7,172,250
--------------------------------------------------------------------------------
Carrizo Oil &
Gas, Inc. 1                                            220,000        9,869,200
                                                                 ---------------
                                                                     17,041,450

--------------------------------------------------------------------------------
FINANCIALS--3.5%
--------------------------------------------------------------------------------
CAPITAL MARKETS--2.3%
Cohen & Steers, Inc.                                   189,900        7,031,997
--------------------------------------------------------------------------------
GFI Group, Inc. 1                                      119,400       10,282,728
                                                                 ---------------
                                                                     17,314,725

--------------------------------------------------------------------------------
INSURANCE--0.5%
Security Capital
Assurance Ltd.                                         172,200        3,933,048
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
Digital Realty
Trust, Inc.                                            126,400        4,978,896
--------------------------------------------------------------------------------
HEALTH CARE--18.5%
--------------------------------------------------------------------------------
BIOTECHNOLOGY--2.1%
Alexion
Pharmaceuticals, Inc. 1                                 57,400        3,739,610
--------------------------------------------------------------------------------
BioMarin
Pharmaceutical, Inc. 1                                 297,400        7,405,260
--------------------------------------------------------------------------------
Genomic Health, Inc. 1                                 216,900        4,162,311


                         22 | OPPENHEIMER DISCOVERY FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
BIOTECHNOLOGY Continued
VaxGen, Inc. 1,2                                        75,470   $       91,092
                                                                 ---------------
                                                                     15,398,273

--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.9%
IDEXX
Laboratories, Inc. 1                                    96,500       10,575,435
--------------------------------------------------------------------------------
Immucor, Inc. 1                                        243,200        8,694,400
--------------------------------------------------------------------------------
Inverness Medical
Innovations, Inc. 1                                    147,000        8,132,040
--------------------------------------------------------------------------------
Meridian
Bioscience, Inc.                                       177,000        5,366,640
--------------------------------------------------------------------------------
NuVasive, Inc. 1                                       231,800        8,328,574
--------------------------------------------------------------------------------
Volcano Corp. 1                                        193,700        3,184,428
                                                                 ---------------
                                                                     44,281,517

--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--4.3%
athenahealth, Inc. 1                                    87,500        2,967,125
--------------------------------------------------------------------------------
Bio-Reference
Laboratories, Inc. 1                                   238,300        8,045,008
--------------------------------------------------------------------------------
HMS Holdings Corp. 1                                   278,901        6,863,754
--------------------------------------------------------------------------------
Pediatrix Medical
Group, Inc. 1                                          111,100        7,268,162
--------------------------------------------------------------------------------
VCA Antech, Inc. 1                                     175,018        7,307,002
                                                                 ---------------
                                                                     32,451,051

--------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--1.7%
Allscripts Healthcare
Solutions, Inc. 1                                      174,600        4,719,438
--------------------------------------------------------------------------------
Omnicell, Inc. 1                                       276,166        7,881,778
                                                                 ---------------
                                                                     12,601,216

--------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--3.9%
AMG
Pharmaceuticals, Inc. 1                                 97,600        5,582,720
--------------------------------------------------------------------------------
Covance, Inc. 1                                         69,000        5,375,100
--------------------------------------------------------------------------------
ICON plc, Sponsored
ADR 1                                                  203,100       10,364,193
--------------------------------------------------------------------------------
Illumina, Inc. 1                                       152,200        7,896,136
                                                                 ---------------
                                                                     29,218,149

--------------------------------------------------------------------------------
PHARMACEUTICALS--0.6%
MGI Pharma, Inc. 1                                     173,400        4,817,052

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIALS--16.1%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
BE Aerospace, Inc. 1                                   182,700   $    7,587,531
--------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.4%
Hub Group, Inc., Cl. A 1                               101,400        3,045,042
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--7.4%
Corrections Corp. of
America 1                                              315,000        8,243,550
--------------------------------------------------------------------------------
FTI Consulting, Inc. 1                                 206,300       10,378,953
--------------------------------------------------------------------------------
Fuel-Tech, Inc. NV 1                                   172,628        3,813,353
--------------------------------------------------------------------------------
Geo Group, Inc. (The) 1                                380,000       11,251,800
--------------------------------------------------------------------------------
IHS, Inc., Cl. A 1                                      88,100        4,976,769
--------------------------------------------------------------------------------
Ritchie Bros.
Auctioneers, Inc.                                      111,400        7,252,140
--------------------------------------------------------------------------------
Stericycle, Inc. 1                                     165,000        9,431,400
                                                                 ---------------
                                                                     55,347,965

--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--2.0%
EMCOR Group, Inc. 1                                    244,500        7,667,520
--------------------------------------------------------------------------------
Quanta Services, Inc. 1                                279,200        7,384,840
                                                                 ---------------
                                                                     15,052,360

--------------------------------------------------------------------------------
MACHINERY--4.4%
Bucyrus
International, Inc., Cl. A                             144,550       10,542,032
--------------------------------------------------------------------------------
Chart Industries, Inc. 1                               128,900        4,145,424
--------------------------------------------------------------------------------
Kaydon Corp.                                           122,200        6,353,178
--------------------------------------------------------------------------------
Middleby Corp. (The) 1                                 113,800        7,344,652
--------------------------------------------------------------------------------
RBC Bearings, Inc. 1                                   110,000        4,218,500
                                                                 ---------------
                                                                     32,603,786

--------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
TransDigm
Group, Inc. 1                                          144,600        6,609,666
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--31.0%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.7%
F5 Networks, Inc. 1                                    166,000        6,173,540
--------------------------------------------------------------------------------
Foundry
Networks, Inc. 1                                       386,100        6,860,997
                                                                 ---------------
                                                                     13,034,537


                         23 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Netezza Corp. 1                                        123,559   $    1,545,723
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--3.0%
Anixter
International, Inc. 1                                   82,200        6,777,390
--------------------------------------------------------------------------------
FARO
Technologies, Inc. 1                                   140,577        6,206,475
--------------------------------------------------------------------------------
FLIR Systems, Inc. 1                                   164,800        9,128,272
                                                                 ---------------
                                                                     22,112,137

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--6.1%
DealerTrack
Holdings, Inc. 1                                       192,300        8,053,524
--------------------------------------------------------------------------------
Digital River, Inc. 1                                  112,000        5,012,000
--------------------------------------------------------------------------------
Equinix, Inc. 1                                        111,700        9,906,673
--------------------------------------------------------------------------------
j2 Global
Communications, Inc. 1                                 179,800        5,884,854
--------------------------------------------------------------------------------
Omniture, Inc. 1                                       202,000        6,124,640
--------------------------------------------------------------------------------
SINA Corp. 1                                            78,700        3,765,795
--------------------------------------------------------------------------------
VistaPrint Ltd. 1                                      191,800        7,167,566
                                                                 ---------------
                                                                     45,915,052

--------------------------------------------------------------------------------
IT SERVICES--1.8%
Heartland Payment
Systems, Inc.                                          134,500        3,456,650
--------------------------------------------------------------------------------
VeriFone
Holdings, Inc. 1                                       220,200        9,761,466
                                                                 ---------------
                                                                     13,218,116

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--7.6%
ANADIGICS, Inc. 1                                      565,942       10,232,231
--------------------------------------------------------------------------------
Atheros
Communications, Inc. 1                                 195,500        5,859,135
--------------------------------------------------------------------------------
Cavium
Networks, Inc. 1                                        44,200        1,436,500
--------------------------------------------------------------------------------
FormFactor, Inc. 1                                     168,200        7,463,034
--------------------------------------------------------------------------------
Microsemi Corp. 1                                      348,300        9,710,604
--------------------------------------------------------------------------------
Netlogic
Microsystems, Inc. 1                                   207,200        7,481,992
--------------------------------------------------------------------------------
Tessera
Technologies, Inc. 1                                   163,500        6,131,250

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT Continued
Varian Semiconductor
Equipment
Associates, Inc. 1                                     162,678   $    8,706,527
                                                                 ---------------
                                                                     57,021,273

--------------------------------------------------------------------------------
SOFTWARE--10.6%
Advent Software, Inc. 1                                203,900        9,577,183
--------------------------------------------------------------------------------
Ansoft Corp. 1                                         251,997        8,310,861
--------------------------------------------------------------------------------
Ansys, Inc. 1                                          216,600        7,401,222
--------------------------------------------------------------------------------
Blackboard, Inc. 1                                     174,073        7,979,506
--------------------------------------------------------------------------------
Concur
Technologies, Inc. 1                                   339,400       10,697,888
--------------------------------------------------------------------------------
FactSet Research
Systems, Inc.                                           90,200        6,183,210
--------------------------------------------------------------------------------
Magma Design
Automation, Inc. 1                                     544,273        7,657,921
--------------------------------------------------------------------------------
Nuance
Communications, Inc. 1                                 372,700        7,196,837
--------------------------------------------------------------------------------
Synchronoss
Technologies, Inc. 1                                   186,926        7,862,108
--------------------------------------------------------------------------------
Ultimate Software
Group, Inc. (The) 1                                    183,400        6,400,660
                                                                 ---------------
                                                                     79,267,396

--------------------------------------------------------------------------------
MATERIALS--1.9%
--------------------------------------------------------------------------------
METALS & MINING--1.9%
Century
Aluminum Co. 1                                          70,800        3,727,620
--------------------------------------------------------------------------------
Haynes
International, Inc. 1                                   40,900        3,491,633
--------------------------------------------------------------------------------
Schnitzer Steel
Industries, Inc.                                        96,500        7,072,481
                                                                 ---------------
                                                                     14,291,734

--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.9%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.8%
Cbeyond, Inc. 1                                        190,300        7,762,337
--------------------------------------------------------------------------------
Cogent
Communications
Group, Inc. 1                                          251,900        5,879,346
                                                                 ---------------
                                                                     13,641,683


                         24 | OPPENHEIMER DISCOVERY FUND

                                                                          VALUE
                                                        SHARES       SEE NOTE 1
--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.1%
SBA Communications
Corp. 1                                                223,000   $    7,867,440
                                                                 ---------------
Total Common Stocks
(Cost $543,093,765)                                                 728,296,779

--------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--2.2%
--------------------------------------------------------------------------------
Oppenheimer
Institutional Money
Market Fund, Cl. E,
5.37%  3,4
(Cost $16,451,826)                                  16,451,826       16,451,826

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(COST $559,545,591)                                       99.5%     744,748,605
--------------------------------------------------------------------------------
OTHER ASSETS NET
OF LIABILITIES                                             0.5        3,366,636
                                                  ------------------------------
NET ASSETS                                               100.0%  $  748,115,241
                                                  ==============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2007 was $91,092, which represents 0.01% of the Fund's net assets, all of which is considered restricted. See Note 5 of accompanying Notes.

3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2007, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                               SHARES         GROSS          GROSS           SHARES
                                                       SEPT. 30, 2006     ADDITIONS     REDUCTIONS   SEPT. 30, 2007
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                 --   323,784,816    307,332,990       16,451,826

                                                                                             VALUE         DIVIDEND
                                                                                        SEE NOTE 1           INCOME
-------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E                                     $16,451,826         $710,243

4. Rate shown is the 7-day yield as of September 30, 2007.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         25 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $543,093,765)                             $   728,296,779
Affiliated companies (cost $16,451,826)                                     16,451,826
                                                                       ----------------
                                                                           744,748,605
---------------------------------------------------------------------------------------
Cash                                                                           543,519
---------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                             8,517,419
Shares of beneficial interest sold                                             956,110
Dividends                                                                      168,712
Other                                                                           59,355
                                                                       ----------------
Total assets                                                               754,993,720

---------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased                                                        5,063,938
Shares of beneficial interest redeemed                                         914,308
Distribution and service plan fees                                             406,215
Trustees' compensation                                                         191,576
Transfer and shareholder servicing agent fees                                  153,469
Shareholder communications                                                     121,110
Other                                                                           27,863
                                                                       ----------------
Total liabilities                                                            6,878,479

---------------------------------------------------------------------------------------
NET ASSETS                                                             $   748,115,241
                                                                       ================

---------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------
Par value of shares of beneficial interest                             $        13,271
---------------------------------------------------------------------------------------
Additional paid-in capital                                                 568,329,364
---------------------------------------------------------------------------------------
Accumulated net investment loss                                               (187,648)
---------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                (5,242,760)
---------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                 185,203,014
                                                                       ----------------
NET ASSETS                                                             $   748,115,241
                                                                       ================


                         26 | OPPENHEIMER DISCOVERY FUND

------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets
of $597,624,091 and 10,423,286 shares of beneficial interest outstanding)                    $  57.34
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                  $  60.84
------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $66,657,167 and 1,323,825 shares of beneficial interest outstanding)                      $  50.35
------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $40,106,792 and 780,392 shares of beneficial interest outstanding)                        $  51.39
------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $11,462,930 and 203,807 shares of beneficial interest outstanding)                        $  56.24
------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $32,264,261 and 539,353 shares of beneficial interest outstanding)   $  59.82

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         27 | OPPENHEIMER DISCOVERY FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $14,853)   $      782,397
Affiliated companies                                                          710,243
--------------------------------------------------------------------------------------
Interest                                                                       82,610
--------------------------------------------------------------------------------------
Other income                                                                   50,325
                                                                       ---------------
Total investment income                                                     1,625,575

--------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------
Management fees                                                             5,038,878
--------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                     1,306,871
Class B                                                                       659,699
Class C                                                                       367,524
Class N                                                                        49,171
--------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                     1,547,956
Class B                                                                       169,026
Class C                                                                       146,137
Class N                                                                        39,562
Class Y                                                                       194,365
--------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                       171,858
Class B                                                                        45,694
Class C                                                                        12,107
Class N                                                                         1,840
Class Y                                                                         5,676
--------------------------------------------------------------------------------------
Trustees' compensation                                                         36,875
--------------------------------------------------------------------------------------
Custodian fees and expenses                                                     4,357
--------------------------------------------------------------------------------------
Other                                                                          59,918
                                                                       ---------------
Total expenses                                                              9,857,514
Less reduction to custodian expenses                                           (3,604)
Less waivers and reimbursements of expenses                                   (59,302)
                                                                       ---------------
Net expenses                                                                9,794,608

--------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                        (8,169,033)

--------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------------
Net realized gain on investments                                           91,123,274
--------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                      113,739,843

--------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   $  196,694,084
                                                                       ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         28 | OPPENHEIMER DISCOVERY FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED SEPTEMBER 30,                                                                2007              2006
---------------------------------------------------------------------------------------------------------------
OPERATIONS
---------------------------------------------------------------------------------------------------------------
Net investment loss                                                        $      (8,169,033)  $    (8,931,283)
---------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 91,123,274        54,232,762
---------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            113,739,843       (53,226,378)
                                                                           ------------------------------------
Net increase (decrease) in net assets resulting from operations                  196,694,084        (7,924,899)

---------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                          (82,686,414)     (126,601,595)
Class B                                                                          (21,421,628)      (34,219,743)
Class C                                                                           (6,075,280)       (5,074,226)
Class N                                                                           (1,364,062)           13,033
Class Y                                                                          (63,216,787)       39,730,162
                                                                           ------------------------------------
                                                                                (174,764,171)     (126,152,369)

---------------------------------------------------------------------------------------------------------------
NET ASSETS
---------------------------------------------------------------------------------------------------------------
Total increase (decrease)                                                         21,929,913      (134,077,268)
---------------------------------------------------------------------------------------------------------------
Beginning of period                                                              726,185,328       860,262,596
                                                                           ------------------------------------
End of period (including accumulated net investment loss
of $187,648 and $182,941, respectively)                                    $     748,115,241   $   726,185,328
                                                                           ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         29 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A   YEAR ENDED SEPTEMBER 30,               2007         2006         2005         2004        2003
----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $  43.41     $  43.97     $  38.91     $  38.81    $  28.24
----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                              (.52) 1      (.44) 1      (.31) 1      (.37)       (.26)
Net realized and unrealized gain (loss)         14.45         (.12)        5.37          .47       10.83
                                             -------------------------------------------------------------
Total from investment operations                13.93         (.56)        5.06          .10       10.57
----------------------------------------------------------------------------------------------------------

Net asset value, end of period               $  57.34     $  43.41     $  43.97     $  38.91    $  38.81
                                             =============================================================

----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2              32.09%       (1.27)%      13.00%        0.26%      37.43%
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $597,624     $527,434     $663,206     $694,976    $772,420
----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $545,405     $587,358     $681,607     $775,665    $639,170
----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                             (1.05)%      (0.98)%      (0.74)%      (1.00)%     (0.83)%
Total expenses                                   1.28% 4      1.28%        1.31%        1.29%       1.41%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                            1.28%        1.27%        1.26%        1.28%       1.35%
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                           105%         133%         162%         135%        172%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007       1.28%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         30 | OPPENHEIMER DISCOVERY FUND

CLASS B   YEAR ENDED SEPTEMBER 30,              2007        2006         2005         2004        2003
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 38.42     $ 39.23     $  35.00     $  35.21    $  25.81
--------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.79) 1     (.72) 1      (.58) 1     (1.50)      (1.09)
Net realized and unrealized gain (loss)        12.72        (.09)        4.81         1.29       10.49
                                             -----------------------------------------------------------
Total from investment operations               11.93        (.81)        4.23         (.21)       9.40
--------------------------------------------------------------------------------------------------------

Net asset value, end of period               $ 50.35     $ 38.42     $  39.23     $  35.00    $  35.21
                                             ===========================================================

--------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             31.05%      (2.06)%      12.08%       (0.60)%     36.42%
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $66,657     $70,268     $104,447     $125,947    $160,851
--------------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $66,155     $88,967     $114,500     $151,725    $148,410
--------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                            (1.81)%     (1.79)%      (1.56)%      (1.85)%     (1.56)%
Total expenses                                  2.05% 4     2.12%        2.20%        2.20%       2.35%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                           2.05%       2.08%        2.11%        2.13%       2.10%
--------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          105%        133%         162%         135%        172%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007       2.05%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         31 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C   YEAR ENDED SEPTEMBER 30,              2007        2006        2005        2004       2003
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 39.24     $ 40.06     $ 35.74     $ 35.93    $ 26.34
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.83) 1     (.73) 1     (.59) 1     (.82)      (.44)
Net realized and unrealized gain (loss)        12.98        (.09)       4.91         .63      10.03
                                             --------------------------------------------------------
Total from investment operations               12.15        (.82)       4.32        (.19)      9.59
-----------------------------------------------------------------------------------------------------

Net asset value, end of period               $ 51.39     $ 39.24     $ 40.06     $ 35.74    $ 35.93
                                             ========================================================

-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             30.96%      (2.05)%     12.09%      (0.53)%    36.41%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $40,107     $36,128     $41,841     $44,415    $48,263
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $36,912     $39,709     $43,506     $49,464    $38,930
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                            (1.88)%     (1.79)%     (1.54)%     (1.80)%    (1.58)%
Total expenses                                  2.15% 4     2.16%       2.22%       2.19%      2.38%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                           2.11%       2.08%       2.09%       2.09%      2.12%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          105%        133%        162%        135%       172%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007       2.15%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         32 | OPPENHEIMER DISCOVERY FUND

CLASS N   YEAR ENDED SEPTEMBER 30,              2007        2006        2005       2004      2003
---------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 42.72     $ 43.39     $ 38.51     $38.53    $28.11
---------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.66) 1     (.56) 1     (.42) 1    (.42)     (.35)
Net realized and unrealized gain (loss)        14.18        (.11)       5.30        .40     10.77
                                             ------------------------------------------------------
Total from investment operations               13.52        (.67)       4.88       (.02)    10.42
---------------------------------------------------------------------------------------------------

Net asset value, end of period               $ 56.24     $ 42.72     $ 43.39     $38.51    $38.53
                                             ======================================================

---------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             31.65%      (1.54)%     12.67%     (0.05)%   37.07%
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $11,463     $10,055     $10,263     $9,719    $4,363
---------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $ 9,969     $10,473     $10,133     $7,381    $3,088
---------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                            (1.36)%     (1.27)%     (1.03)%    (1.26)%   (1.13)%
Total expenses                                  1.64% 4     1.62%       1.68%      1.72%     2.12%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                           1.59%       1.55%       1.56%      1.58%     1.65%
---------------------------------------------------------------------------------------------------
Portfolio turnover rate                          105%        133%        162%       135%      172%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007       1.64%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         33 | OPPENHEIMER DISCOVERY FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS Y   YEAR ENDED SEPTEMBER 30,              2007        2006        2005        2004       2003
-----------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 45.20     $ 45.68     $ 40.31     $ 40.07    $ 29.08
-----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.43) 1     (.36) 1     (.19) 1     (.21)      (.26)
Net realized and unrealized gain (loss)        15.05        (.12)       5.56         .45      11.25
                                             --------------------------------------------------------
Total from investment operations               14.62        (.48)       5.37         .24      10.99
-----------------------------------------------------------------------------------------------------

Net asset value, end of period               $ 59.82     $ 45.20     $ 45.68     $ 40.31    $ 40.07
                                             ========================================================

-----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             32.35%      (1.05)%     13.32%       0.60%     37.79%
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)     $32,264     $82,300     $40,506     $53,096    $57,074
-----------------------------------------------------------------------------------------------------
Average net assets (in thousands)            $50,540     $94,017     $45,955     $61,766    $43,531
-----------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                            (0.85)%     (0.77)%     (0.44)%     (0.67)%    (0.57)%
Total expenses                                  1.12% 4     1.08%       1.01%       0.95%      1.16%
Expenses after payments, waivers
and/or reimbursements and reduction
to custodian expenses                           1.07%       1.05%       0.96%       0.95%      1.10%
-----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          105%        133%        162%        135%       172%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Total expenses including indirect expenses from affiliated fund were as follows:

      Year Ended September 30, 2007       1.12%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                         34 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Discovery Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                         35 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the


                         36 | OPPENHEIMER DISCOVERY FUND
investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments, if applicable. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $--                        $--           $5,101,341         $185,061,596

1. As of September 30, 2007, the Fund had $5,101,341 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2007, details of the capital loss carryforward was as follows:

                          EXPIRING
                          -------------------------
                          2011           $5,101,341

2. During the fiscal year ended September 30, 2007, the Fund utilized $89,415,048 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended September 30, 2006, the Fund utilized $55,127,114 of capital loss carryforward to offset capital gains realized in that fiscal year.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the


                         37 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2007. Net assets of the Fund were unaffected by the reclassifications.

               REDUCTION TO               REDUCTION TO ACCUMULATED
               PAID-IN CAPITAL                 NET INVESTMENT LOSS
               ---------------------------------------------------
               $8,164,326                               $8,164,326

No distributions were paid during the years ended September 30, 2007 and September 30, 2006.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities         $559,687,009
                                                      ============

               Gross unrealized appreciation          $195,948,478
               Gross unrealized depreciation           (10,886,882)
                                                      ------------
               Net unrealized appreciation            $185,061,596
                                                      ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended September 30, 2007, the Fund's projected benefit obligations were increased by $19,891 and payments of $33,630 were made to retired trustees, resulting in an accumulated liability of $131,193 as of September 30, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of


                         38 | OPPENHEIMER DISCOVERY FUND
the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                         39 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                            YEAR ENDED SEPTEMBER 30, 2007     YEAR ENDED SEPTEMBER 30, 2006
                                  SHARES           AMOUNT           SHARES           AMOUNT
----------------------------------------------------------------------------------------------
CLASS A
Sold                           1,221,292   $   61,035,809        1,360,805   $   62,660,177
Redeemed                      (2,947,185)    (143,722,223) 1    (4,294,138)    (189,261,772) 2
                            ------------------------------------------------------------------
Net decrease                  (1,725,893)  $  (82,686,414)      (2,933,333)  $ (126,601,595)
                            ==================================================================

----------------------------------------------------------------------------------------------
CLASS B
Sold                             193,099   $    8,448,396          268,790   $   10,870,343
Redeemed                        (698,374)     (29,870,024) 1    (1,102,349)     (45,090,086) 2
                            ------------------------------------------------------------------
Net decrease                    (505,275)  $  (21,421,628)        (833,559)  $  (34,219,743)
                            ==================================================================

----------------------------------------------------------------------------------------------
CLASS C
Sold                             127,996   $    5,758,648          146,254   $    6,048,309
Redeemed                        (268,354)     (11,833,928) 1      (269,877)     (11,122,535) 2
                            ------------------------------------------------------------------
Net decrease                    (140,358)  $   (6,075,280)        (123,623)  $   (5,074,226)
                            ==================================================================

----------------------------------------------------------------------------------------------
CLASS N
Sold                              69,855   $    3,468,221           95,084   $    4,313,062
Redeemed                        (101,408)      (4,832,283) 1       (96,225)      (4,300,029) 2
                            ------------------------------------------------------------------
Net increase (decrease)          (31,553)  $   (1,364,062)          (1,141)  $       13,033
                            ==================================================================

----------------------------------------------------------------------------------------------
CLASS Y
Sold                             263,961   $   13,680,722        1,786,681   $   79,627,619
Redeemed                      (1,545,601)     (76,897,509) 1      (852,389)     (39,897,457) 2
                            ------------------------------------------------------------------
Net increase (decrease)       (1,281,640)  $  (63,216,787)         934,292   $   39,730,162
                            ==================================================================

1. Net of redemption fees of $3,088, $375, $209, $56 and $286 for Class A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $11,926, $1,806, $806, $213 and $1,909 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the year ended September 30, 2007, were as follows:

                                             PURCHASES            SALES
       ----------------------------------------------------------------
       Investment securities              $733,892,116     $927,152,092


                         40 | OPPENHEIMER DISCOVERY FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                     FEE SCHEDULE
                     --------------------------------------
                     Up to $200 million               0.75%
                     Next $200 million                0.72
                     Next $200 million                0.69
                     Next $200 million                0.66
                     Next $700 million                0.60
                     Over $1.5 billion                0.58

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2007, the Fund paid $2,091,248 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service


                         41 | OPPENHEIMER DISCOVERY FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at September 30, 2007 for Class B, Class C and Class N shares were $4,186,035, $1,563,233 and $153,713, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                           CLASS A         CLASS B         CLASS C         CLASS N
                           CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                         FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                     SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                       RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
---------------------------------------------------------------------------------------------------
September 30, 2007        $140,012          $5,970        $154,692          $3,739            $845

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended September 30, 2007, OFS waived $15,100, $4,174 and $26,633 for Class C, Class N and Class Y shares, respectively. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the year ended September 30, 2007, the Manager waived $13,395 for IMMF management fees.

--------------------------------------------------------------------------------
5. ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:


                         42 | OPPENHEIMER DISCOVERY FUND

                                                 VALUATION AS OF
                        ACQUISITION                SEPTEMBER 30,     UNREALIZED
SECURITY                       DATE       COST              2007   DEPRECIATION
--------------------------------------------------------------------------------
VaxGen, Inc.               11/19/04   $999,978           $91,092       $908,886

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of September 30, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

      In June 2006, the ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of September 30, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.


                         43 | OPPENHEIMER DISCOVERY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER DISCOVERY FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Discovery Fund, including the statement of investments, as of September 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Discovery Fund as of September 30, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
November 16, 2007


                         44 | OPPENHEIMER DISCOVERY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                         45 | OPPENHEIMER DISCOVERY FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                         46 | OPPENHEIMER DISCOVERY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took


                         47 | OPPENHEIMER DISCOVERY FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald J. Zibelli, Jr., the portfolio manager for the Fund, and the Manager's Growth investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the Boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each regular quarterly Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other retail front-end load and no-load small-cap growth funds advised by the Manager and by other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance were below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other small-cap growth funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in


                         48 | OPPENHEIMER DISCOVERY FUND
relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share with its shareholders economies of scale that may exist as the Fund grows.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                         49 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE      HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                          COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Chairman of the Board of          Director of Special Value Opportunities Fund, LLC (registered investment company)
Trustees (since 2007),            (since September 2004); Member of Zurich Financial Services Investment
Trustee (since 2005)              Advisory Board (insurance) (since October 2004); Chairman (since August 2007)
Age: 64                           and Trustee (since August 1991) of the Board of Governing Trustees of The
                                  Jackson Laboratory (non-profit); Trustee of the Institute for Advanced Study
                                  (non-profit educational institute) (since May 1992); Special Limited Partner of
                                  Odyssey Investment Partners, LLC (private equity investment) (January 1999-
                                  September 2004); Trustee of Research Foundation of AIMR (2000-2002)
                                  (investment research, non-profit); Governor, Jerome Levy Economics Institute of
                                  Bard College (August 1990-September 2001) (economics research); Director of
                                  Ray & Berendtson, Inc. (May 2000-April 2002) (executive search firm). Oversees
                                  64 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Trustee (since 2007)              (investment management company) (since January 2004); President of The
Age: 67                           Community Reinvestment Act Qualified Investment Fund (investment manage-
                                  ment company) (since January 2004); Independent Chairman of the Board of
                                  Trustees of Quaker Investment Trust (registered investment company) (since
                                  January 2004); Director of Internet Capital Group (information technology com-
                                  pany) (since October 2003); Chief Operating Officer and Chief Financial Officer
                                  of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National
                                  Corporation, a publicly traded company) and Delaware Investments U.S., Inc.
                                  (investment management subsidiary of Lincoln National Corporation) (1993-
                                  2003); President, Chief Executive Officer and Trustee of Delaware Investment
                                  Family of Funds (1993-2003); President and Board Member of Lincoln National
                                  Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC
                                  (1993-2003); Chairman and Chief Executive Officer of Retirement Financial
                                  Services, Inc. (registered transfer agent and investment adviser and subsidiary of
                                  Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive
                                  Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative
                                  Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital
                                  Management Corporation (investment subsidiary of Equitable Life Assurance
                                  Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (finan-
                                  cial services holding company) (1977-1985); held the following positions at the
                                  Colonial Penn Group, Inc. (insurance company): Corporate Budget Director
                                  (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                  (1969-1972); held the following positions at Price Waterhouse & Company
                                  (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and
                                  Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees
                                  64 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research founda-
Trustee (since 2005)              tion) (since 2005); Director of ICI Education Foundation (education foundation)
Age: 66                           (October 1991-August 2006); President of the Investment Company Institute
                                  (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance
                                  Company (insurance company) (October 1991-June 2004). Oversees 54 portfo-
                                  lios in the OppenheimerFunds complex.


                         50 | OPPENHEIMER DISCOVERY FUND

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 64 portfolios in the
Trustee (since 1993)              OppenheimerFunds complex.
Age: 74

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and
Trustee (since 1999)              Member (since 1979) of the National Academy of Sciences; Council on Foreign
Age: 69                           Relations (since 2002); Director of GSI Lumonics Inc. (precision medical equip-
                                  ment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                                  Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward
                                  Academy (since 1983); Foreign Associate of Third World Academy of Sciences;
                                  Director of the Institute for Advanced Study (1991-2004); Director of Bankers
                                  Trust New York Corporation (1994-1999); Provost at Duke University (1983-
                                  1991). Oversees 54 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October
Trustee (since 2004)              1998); and Senior Vice President and General Auditor of American Express
Age: 65                           Company (financial services company) (July 1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial
Trustee (since 2002)              advisor) (since January 2006); Director of Columbia Equity Financial Corp.
Age: 55                           (privately-held financial advisor) (since 2002); Managing Director of Carmona
                                  Motley, Inc. (privately-held financial advisor) (since January 2002); Managing
                                  Director of Carmona Motley Hoffman Inc. (privately-held financial advisor)
                                  (January 1998-December 2001); Member of the Finance and Budget Committee
                                  of the Council on Foreign Relations, Member of the Investment Committee of
                                  the Episcopal Church of America, Member of the Investment Committee and
                                  Board of Human Rights Watch and the Investment Committee of Historic
                                  Hudson Valley. Oversees 54 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (cor-
Trustee (since 1989)              porate governance consulting and executive recruiting) (since 1993); Life Trustee
Age: 75                           of International House (non-profit educational organization); Former Trustee of
                                  The Historical Society of the Town of Greenwich; Former Director of Greenwich
                                  Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and
Trustee (since 2005)              Cathco (since 1996); Director of Lakes Environmental Association (environmental
Age: 66                           protection organization) (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of
                                  Fortis/Hartford mutual funds (1994-December 2001); Director of C-TASC (a pri-
                                  vately held bio-statistics company) (since May 2007). Oversees 54 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)              company) (since 1994); Vice President of American Talc Company, Inc. (talc min-
Age: 59                           ing and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch
                                  (cattle ranching) (since 1979); Vice President, Secretary and Treasurer of Wold
                                  Trona Company, Inc. (soda ash processing and production) (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City
                                  (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 54 portfolios in the OppenheimerFunds complex.


                         51 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                       FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEF-
                                  INITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER
                                  FOR AN INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.
                                  MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC.
                                  AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June
Trustee, President and            2001); President of the Manager (September 2000-March 2007); President and
Principal Executive Officer       director or trustee of other Oppenheimer funds; President and Director of
(since 2001)                      Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent holding com-
Age: 58                           pany) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds
                                  Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006);
                                  Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial
                                  Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001);
                                  President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset
                                  Management, Inc., Centennial Asset Management Corporation, Trinity
                                  Investment Management Corporation and Tremont Capital Management, Inc.
                                  (since November 2001), HarbourView Asset Management Corporation and OFI
                                  Private Investments, Inc. (since July 2001); President (since November 2001) and
                                  Director (since July 2001) of Oppenheimer Real Asset Management, Inc.;
                                  Executive Vice President of Massachusetts Mutual Life Insurance Company
                                  (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                  Corporation (holding company parent of Babson Capital Management LLC)
                                  (since June 1995); Chairman (since October 2007) and Member of the
                                  Investment Company Institute's Board of Governors (since October 2003); Chief
                                  Operating Officer of the Manager (September 2000-June 2001). Oversees 102
                                  portfolios in the OppenheimerFunds complex.

----------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZIBELLI, JR.,
OF THE FUND                       ZACK, GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                  NEW YORK, NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND
                                  MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924. EACH OFFICER SERVES FOR
                                  AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD ZIBELLI, JR.,              Vice President of the Manager (since May 2006). Prior to joining the Manager,
Vice President and Portfolio      he spent six years at Merrill Lynch, during which time he was a Managing
Manager (since 2006)              Director and Small Cap Growth Team Leader, responsible for managing 11 port-
Age: 48                           folios. Prior to joining Merrill Lynch Investment Managers, Mr. Zibelli spent 12 years with Chase Manhattan Bank, including two years as Senior Portfolio
                                  Manager (U.S. Small Cap Equity) at Chase Asset Management. An officer of other funds in the OppenheimerFunds complex.

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager (since March
Vice President and Chief          2004); Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,
Compliance Officer                Inc., Centennial Asset Management and Shareholder Services, Inc. (since March
(since 2004)                      2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
Age: 57                           Management Corporation and Shareholder Services, Inc. (since June 1983).
                                  Former Vice President and Director of Internal Audit of the Manager (1997-
                                  February 2004). An officer of 102 portfolios in the OppenheimerFunds complex.


                         52 | OPPENHEIMER DISCOVERY FUND

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer
Treasurer and Principal           of the following: HarbourView Asset Management Corporation, Shareholder
Financial & Accounting            Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset
Officer (since 1999)              Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999),
Age: 48                           OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International
                                  Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI Institutional
                                  Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy
                                  Program (charitable trust program established by the Manager) (since June 2003);
                                  Treasurer and Chief Financial Officer of OFI Trust Company (trust company sub-
                                  sidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC
                                  (since March 1999), Centennial Asset Management Corporation (March 1999-
                                  October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                  Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund
                                  Services Division (March 1995-March 1999). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of
Assistant Treasurer               the Manager (August 2002-February 2007); Manager/Financial Product Accounting
(since 2004)                      of the Manager (November 1998-July 2002). An officer of 102 portfolios in the
Age: 37                           OppenheimerFunds complex.

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer               Reporting and Compliance of First Data Corporation (April 2003-July 2004);
(since 2005)                      Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003);
Age: 37                           Director of Mutual Fund Operations at American Data Services, Inc. (September
                                  2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March
Secretary (since 2001)            2002) of the Manager; General Counsel and Director of the Distributor (since
Age: 59                           December 2001); General Counsel of Centennial Asset Management Corporation
                                  (since December 2001); Senior Vice President and General Counsel of HarbourView
                                  Asset Management Corporation (since December 2001); Secretary and General
                                  Counsel of OAC (since November 2001); Assistant Secretary (since September
                                  1997) and Director (since November 2001) of OppenheimerFunds International
                                  Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer
                                  Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real
                                  Asset Management, Inc. (since November 2001); Senior Vice President, General
                                  Counsel and Director of Shareholder Financial Services, Inc. and Shareholder
                                  Services, Inc. (since December 2001); Senior Vice President, General Counsel and
                                  Director of OFI Private Investments, Inc. and OFI Trust Company (since November
                                  2001); Vice President of OppenheimerFunds Legacy Program (since June 2003);
                                  Senior Vice President and General Counsel of OFI Institutional Asset Management,
                                  Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General
                                  Counsel (November 2001-February 2002) and Associate General Counsel (May
                                  1981-October 2001) of the Manager; Assistant Secretary of the following:
                                  Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial
                                  Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the OppenheimerFunds complex.


                         53 | OPPENHEIMER DISCOVERY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary               President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                      2004), Corporate Vice President (May 1999-April 2001) and Assistant General
Age: 39                           Counsel (May 1999-December 2000) of UBS Financial Services Inc. (formerly,
                                  PaineWebber Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since
Assistant Secretary               September 2004); First Vice President (2000-September 2004), Director (2000-
(since 2004)                      September 2004) and Vice President (1998-2000) of Merrill Lynch Investment
Age: 43                           Management. An officer of 102 portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary               October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                      (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 42                           Management Corporation (since October 2003); Vice President and Assistant
                                  Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of
                                  OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003).
                                  An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                         54 | OPPENHEIMER DISCOVERY FUND


ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $21,000 in fiscal 2007 and $31,000 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $233,640 in fiscal 2007 and $183,800 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews and professional services relating to FAS 123R.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $233,640 in fiscal 2007 and $185,336 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

      Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 09/30/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer
Date: 11/14/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: 11/14/2007